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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 12/31/2012
                                                           ----------
            Check here if Amendment [ ]:  Amendment Number:
                                                          -----------

                       This Amendment (Check only one):
                       [ ]   is a restatement.
                       [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            MICHAEL R. MURPHY
                 ---------------------------------------------------------------
Address:         191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                 ---------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

                 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Meghan O'Callaghan
                 ---------------------------------------------------------------
Title:           Associate
                 ---------------------------------------------------------------
Phone:           312-265-9600
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
2/14/2013
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
------------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
          --------------

Form 13F Information Table Entry Total:
                      21
          --------------

Form 13F Information Table Value Total:

          $      183,189 (thousands)
          --------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File Number               Name
1                      28-11635                           DANIEL J. DONOGHUE
--------               --------------------               ----------------------
2                      28-11637                           DISCOVERY GROUP I, LLC
--------               --------------------               ----------------------

                              13F INFORMATION TABLE
                                    12/31/2012

             COLUMN 1         COLUMN 2   COLUMN 3    COLUMN 4       COLUMN 5             COLUMN 6   COLUMN 7         COLUMN 8
                                                                                                                Voting Authority

           NAME OF            TITLE OF                VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER
           ISSUER               CLASS     CUSIP     (X $1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS  SOLE   SHARED     NONE
ALLIANCE HEALTHCARE SRVCS IN   COM NEW  018606202      5,243     821,775  SH         SHARED-OTHER    1, 2             821,775
ANAREN INC                       COM    032744104     15,605     802,331  SH         SHARED-OTHER    1, 2             802,331
ARTHROCARE CORP                  COM    043136100      7,513     217,215  SH         SHARED-OTHER    1, 2             217,215
ATRICURE INC                     COM    04963C209     10,891   1,578,361  SH         SHARED-OTHER    1, 2           1,578,361
CARDIOVASCULAR SYS INC DEL       COM    141619106     15,880   1,265,370  SH         SHARED-OTHER    1, 2           1,265,370
COLUMBUS MCKINNON CORP N Y       COM    199333105      1,365      82,646  SH         SHARED-OTHER    1, 2              82,646
DIGITAL GENERATION INC           COM    25400B108     14,081   1,290,636  SH         SHARED-OTHER    1, 2           1,290,636
GAIN CAP HLDGS INC               COM    36268W100      7,454   1,822,474  SH         SHARED-OTHER    1, 2           1,822,474
GIVEN IMAGING                  ORD SHS  M52020100     20,059   1,148,212  SH         SHARED-OTHER    1, 2           1,148,212
GLOBECOMM SYSTEMS INC            COM    37956X103     15,590   1,379,607  SH         SHARED-OTHER    1, 2           1,379,607
HORIZON PHARMA INC               COM    44047T109      8,997   3,861,467  SH         SHARED-OTHER    1, 2           3,861,467
INTRALINKS HLDGS INC             COM    46118H104     14,488   2,348,058  SH         SHARED-OTHER    1, 2           2,348,058
KEYNOTE SYS INC                  COM    493308100      1,671     118,574  SH         SHARED-OTHER    1, 2             118,574
NTELOS HLDGS CORP              COM NEW  67020Q305      5,165     393,953  SH         SHARED-OTHER    1, 2             393,953
OFFICIAL PMTS HLDGS INC          COM    67623R106          3         500  SH         SHARED-OTHER    1, 2                 500
ONLINE RES CORP                  COM    68273G101      5,402   2,379,644  SH         SHARED-OTHER    1, 2           2,379,644
RESPONSYS INC                    COM    761248103      6,162   1,033,961  SH         SHARED-OTHER    1, 2           1,033,961
STR HLDGS INC                    COM    78478V100      3,764   1,493,770  SH         SHARED-OTHER    1, 2           1,493,770
TESCO CORP                       COM    88157K101     10,186     894,286  SH         SHARED-OTHER    1, 2             894,286
U.S. AUTO PARTS NETWORK INC      COM    90343C100      3,316   1,812,085  SH         SHARED-OTHER    1, 2           1,812,085
VELTI PLC ST HELIER              SHS    G93285107     10,354   2,300,935  SH         SHARED-OTHER    1, 2           2,300,935
   TOTAL                                             183,189  27,045,860                                           27,045,860